Trade receivables (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial Assets	₪ 121,272	₪ 120,700
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	115,699	112,882
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	4,842	6,374
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	509	79
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	96	130
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 126	₪ 1,235